Document And Entity Information	Sep. 11, 2026
Document Information [Line Items]
Entity, Registrant Name	HARVARD APPARATUS REGENERATIVE TECHNOLOGY, INC.
Document, Type	8-K
Document, Period End Date	Sep. 11, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35853
Entity, Tax Identification Number	45-5210462
Entity, Address, Address Line One	84 October Hill Road
Entity, Address, Address Line Two	Suite 11
Entity, Address, City or Town	Holliston
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01746
City Area Code	774
Local Phone Number	233-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001563665